INVESTMENTS IN ASSOCIATES - Associates of the Company (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)
Disclosure of associates [line items]
Percentage of equity interest	25.00%	25.00%
Siam Pacific Holding Company Limited (“SPHC”)
Disclosure of associates [line items]
Percentage of equity interest	49.00%	49.00%	49.00%
Loxpac (Thailand) Company Limited (“Loxpac”) (Formerly known as “Loxley Pacific Co., Ltd.")
Disclosure of associates [line items]
Percentage of equity interest	21.39%	21.39%
Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )
Disclosure of associates [line items]
Percentage of equity interest	23.10%	23.10%